Receivables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Schedule of receivables
	June 30	June 30	December 31
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Institutions	320	548	301
Prepaid expenses	854	605	743
Other	1,063	21	1,738
	2,237	1,174	2,782